Assets And Disposal Groups Held For Sale - Summary of Non-current Assets and Disposal Groups Held for Sale (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Assets held for sale:
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Property, plant and equipment	1,507,786	1,510,132	1,510,132	¥ 2,686,055
Intangible assets	821,785	835,902	835,902
All other assets	4,079,814	3,958,897	4,043,908
Total	57	5,648,713	5,651,950
Liabilities directly associated with the assets held for sale:
Borrowings	12,167,858	10,652,481	10,652,481
Debt securities in issue	11,171,209	10,569,117	10,569,117
All other liabilities	6,131,739	6,799,291	6,882,740
Total		¥ 3,616,941	3,616,941
Assets and liabilities classified as held for sale [member]
Assets held for sale:
Loans and advances			3,010,314
Property, plant and equipment	57		1,435,637
Intangible assets			179,358
All other assets			1,026,641
Total	¥ 57		5,651,950
Liabilities directly associated with the assets held for sale:
Borrowings			1,631,681
Debt securities in issue			1,422,402
All other liabilities			562,858
Total			¥ 3,616,941